Fair Value Measurement	12 Months Ended
Jun. 30, 2024
Fair Value Measurement
Fair Value Measurement

Note 18. Fair Value Measurement

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date – Investments at fair value – Listed shares in ASARA Minerals Limited

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly – Investments at fair value – Unlisted shares in Alaska Asia Clean Energy Corporation

Level 3: Unobservable inputs for the asset or liability

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2024	A$	A$	A$	A$

Assets
Investments at fair value	511,073	205,887	-	716,960
Total assets	511,073	205,887	-	716,960

Liabilities
Financial derivative liability	384,500	-	-	384,500
Total liabilities	384,500	-	-	384,500

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,220,024	205,887	-	1,425,911
Convertible note in Asra Minerals	-	250,000	-	250,000
Total assets	1,220,024	455,887	—	1,675,911

Liabilities
Financial derivative liability	250,921	-	-	250,921
Total liabilities	250,921	-	-	250,921

Valuation Techniques

The fair value of financial liabilities is estimated by discounting the remaining contractual maturities at the current market interest rate that is available for similar financial liabilities.

Derivative financial instruments have been valued using quoted market rates.

This valuation technique maximizes the use of observable market data where it is available and relies as little as possible on entity specific estimates.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024